Related party balances and transactions (Details Textual) (CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012 Shareholders Of Leisen Education [Member]	Jun. 30, 2012 Shareholders Of Wentai Investment [Member]
Discontinued Operation Consideration For Disposal Of ELP Business	87,532,000
Loans Payable		2,800,000	30,000,000